Commitments and Contingencies - Schedule of Research and Development Commitments (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Within one year	SFr 12,145	SFr 13,307
Between one and five years	978	1,101
Total	SFr 13,123	SFr 14,408